Financial Risks - Summary of Net Changes in the Allowance for Credit Losses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial assets [line items]
Provision for credit loss, net of reversal	¥ 10,649	¥ 7,780
Charge-offs	(1,239)	(3,112)
Other	4,005	2,444
Finance lease receivables [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	33,455	30,899
Provision for credit loss, net of reversal	11,107	8,663
Charge-offs	(3,712)	(3,310)
Other	(3,865)	(2,798)
Allowance for credit loss at end of year	36,985	33,455
Retail receivables [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	198,204	159,770
Provision for credit loss, net of reversal	100,792	109,602
Charge-offs	(41,331)	(50,485)
Other	(27,561)	(20,683)
Allowance for credit loss at end of year	230,104	198,204
Retail receivables [Member] | Expected credit loss for 12 months [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	79,402	60,078
Provision for credit loss, net of reversal	22,685	28,378
Other	(13,961)	(9,053)
Allowance for credit loss at end of year	88,125	79,402
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	78,426	66,813
Provision for credit loss, net of reversal	39,420	34,992
Other	(18,381)	(23,380)
Allowance for credit loss at end of year	99,465	78,426
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	40,376	32,879
Provision for credit loss, net of reversal	38,687	46,232
Charge-offs	(41,331)	(50,485)
Other	4,781	11,750
Allowance for credit loss at end of year	42,514	40,376
Wholesale receivables and other dealer loans [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	29,642	45,179
Provision for credit loss, net of reversal	7,941	5,861
Charge-offs	(11)	(209)
Other	(12,736)	(21,188)
Allowance for credit loss at end of year	24,836	29,642
Wholesale receivables and other dealer loans [Member] | Expected credit loss for 12 months [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	17,467	27,556
Provision for credit loss, net of reversal	5,198	2,293
Charge-offs	0
Other	(8,317)	(12,382)
Allowance for credit loss at end of year	14,349	17,467
Wholesale receivables and other dealer loans [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	7,241	13,634
Provision for credit loss, net of reversal	1,566	1,975
Charge-offs	0
Other	(3,715)	(8,368)
Allowance for credit loss at end of year	5,092	7,241
Wholesale receivables and other dealer loans [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	4,935	3,989
Provision for credit loss, net of reversal	1,177	1,593
Charge-offs	(11)	(209)
Other	(705)	(437)
Allowance for credit loss at end of year	¥ 5,396	¥ 4,935